Equity-Accounted Investees - FSE (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity-accounted investees [line items]
Investment - current year	$ (113.6)	$ (30.8)
Investment in joint ventures	72.5	173.1
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Unlisted shares at cost	230.0	230.0
Equity contribution	97.8	96.8
Impairment - prior years	(116.4)	(85.6)
Share of accumulated losses brought forward	(96.8)	(95.2)
Share of loss after taxation	(1.0)	(1.6)
Investment in joint ventures	$ 0.0	$ 113.6